Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)

18. Quarterly Financial Data (Unaudited)

The Company identified an error in the determination of the purchase price in the InfrastruX acquisition, errors in its accounting for income taxes and an error in its accounting for the goodwill impairment charge recorded in the Utility T&D segment. As a result of these errors, the Company’s previously issued unaudited interim financial statements for the quarterly periods ended June 30 and September 30, 2011 were materially misstated and therefore the corresponding interim financial information included herein has been restated. Further, while the errors identified were not material to the unaudited interim financial statements for the quarterly period ended March 31, 2011, the corresponding interim financial information included herein has been restated as well. For additional information regarding the error in the InfrastruX acquisition accounting, see Note 2—Revision of Consolidated Balance Sheet.

The restated quarterly results for the third quarter of 2011 include an increase to the previously reported goodwill impairment charge within the Company’s Utility T&D segment which resulted in an increase in pre-tax loss in the amount of $9,280. There was no impact on pre-tax loss in connection with the restatement of the first and second quarter results of 2011 nor was there an impact on cash flow in connection with the restatement of the first, second and third quarter results.

Restated quarterly results also include a decrease in net loss of $279 and $872 for the first and second quarter of 2011, respectively, attributable to errors in the Company’s calculation and accounting for income taxes. Net loss increased $21,030 for the third quarter of 2011, as a result of the restatement attributable to the recognition of a valuation allowance against the Company’s deferred income taxes of $16,757, which was necessary to record as a result of the correction of the purchase accounting error discussed in Note 2 – Revision of Consolidated Balance Sheet and the increased goodwill impairment charge of $9,280 ($4,707, net of tax). These charges were partially offset by $434 in an additional tax benefit recognized as a result of errors in the Company’s calculation of the income tax provision related to its discontinued operations in Canada.

The following tables summarize the impact of the restatement, as well as the impact of the reclassification of the Company’s Canadian cross-country pipeline construction operations and the assets and operations of InterCon as discontinued operations, on the Company’s unaudited condensed consolidated statements of operations for the quarterly periods in 2011.

Statement of Operations:

	As Previously Reported	Discontinued Operations	Restatement Adjustments	As Restated
Quarter Ended March 31, 2011
Contract revenue	$412,325	$(88,536)	$—	$323,789
Contract income	9,197	7,007	—	16,204
Income (loss) from continuing operations before income taxes	(43,705)	8,076	—	(35,629)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(44,107)	6,667	279	(37,161)
Loss from discontinued operations net of provision (benefit) for income taxes	(791)	(6,667)	—	(7,458)

Net income (loss)	(44,898)	—	279	(44,619)
Less: Income attributable to noncontrolling interest	(271)	—	—	(271)

Net income ( loss) attributable to Willbros Group, Inc.	$(45,169)	$—	$279	$(44,890)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(44,378)	$6,667	$279	$(37,432)
Loss from discontinued operations	(791)	(6,667)	—	(7,458)

Net income (loss) attributable to Willbros Group, Inc.	$(45,169)	$—	$279	$(44,890)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.94)	$0.14	$0.01	$(0.79)
Loss from discontinued operations	(0.02)	(0.14)	—	(0.16)

Net income (loss)	$(0.96)	$—	$0.01	$(0.95)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.94)	$0.14	$0.01	$(0.79)
Loss from discontinued operations	(0.02)	(0.14)	—	(0.16)

Net income (loss()	$(0.96)	$—	$0.01	$(0.95)

Weighted average number of common shares outstanding
Basic	47,315,990	47,315,990	47,315,990	47,315,990
Diluted	47,315,990	47,315,990	47,315,990	47,315,990

Additional Notes:

•	During the quarter ended March 31, 2011, the Company recorded a $6,000 adjustment to the estimated fair value of the contingent earnout liability.

•

The Company recorded adjustments during the year ended December 31, 2011 to correct errors related to income taxes and revenue for years preceding 2011. The tax adjustments related to errors in the calculation of the income tax provision and the over-accrual of interest associated with uncertain tax positions for the years 2007 through 2010. Revenue was overstated as a result of the use of incorrect data for two contracts in the Company’s Oil & Gas segment in 2010. The net impact of these adjustments was a decrease to the income tax benefit from continuing operations in the amount of $2,178 and an increase to net loss in the amount of $2,178 for the quarter ended March 31, 2011. These adjustments did not have any impact on pre-tax loss or on the Company’s loss from discontinued operations for the quarter ended March 31, 2011. The Company does not believe these adjustments are material individually or in the aggregate to its unaudited condensed consolidated financial statements for the quarter ended March 31, 2011.

Statement of Operations:

	As Previously Reported	Discontinued Operations	Restatement Adjustments	As Restated
Quarter Ended June 30, 2011
Contract revenue	$458,336	$(15,662)	$—	$442,674
Contract income	50,777	(924)	—	49,853
Loss from continuing operations before income taxes	(5,776)	(356)	—	(6,132)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	8,065	(228)	(279)	7,558
Income (loss) from discontinued operations net of provision for income taxes	(11,087)	228	1,151	(9,708)

Net income (loss)	(3,022)	—	872	(2,150)
Less: Income attributable to noncontrolling interest	(311)	—	—	(311)

Net income (loss) attributable to Willbros Group, Inc.	$(3,333)	$—	$872	$(2,461)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$7,754	$(228)	$(279)	$7,247
Income (loss) from discontinued operations	(11,087)	228	1,151	(9,708)

Net income (loss) attributable to Willbros Group, Inc.	$(3,333)	$—	$872	$(2,461)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$0.16	$—	$(0.01)	$0.15
Income (loss) from discontinued operations	(0.23)	—	0.03	(0.20)

Net income (loss)	$(0.07)	$—	$0.02	$(0.05)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$0.16	$—	$(0.01)	$0.15
Income (loss) from discontinued operations	(0.23)	—	0.03	(0.20)

Net income (loss)	$(0.07)	$—	$0.02	$(0.05)

Weighted average number of common shares outstanding
Basic	47,437,024	47,437,024	47,437,024	47,437,024
Diluted	47,776,439	47,776,439	47,776,439	47,776,439

Additional Notes:

•

During the quarter ended June 30, 2011, the Company classified its Canadian cross-country pipeline business as discontinued operations. Accordingly, the Canadian cross-country pipeline results of operations have been reclassified to discontinued operations for all periods presented.

•

The Company recorded adjustments during the year ended December 31, 2011 to correct errors related to income taxes and revenue for years preceding 2011. The tax adjustments related to errors in the calculation of the income tax provision and the over-accrual of interest associated with uncertain tax positions for the years 2007 through 2010. Revenue was overstated as a result of the use of incorrect data for two contracts in the Company’s Oil & Gas segment in 2010. The net impact of these adjustments was an increase to pre-tax loss in the amount of $1,208, an increase to the income tax benefit from continuing operations in the amount of $504 and an increase to net loss in the amount of $704 for the quarter ended June 30, 2011. These adjustments did not have any impact on the Company’s loss from discontinued operations for the quarter ended June 30, 2011. The Company does not believe these adjustments are material individually or in the aggregate to its unaudited condensed consolidated financial statements for the quarter ended June 30, 2011.

Statement of Operations:

	As Previously Reported	Discontinued Operations	Restatement Adjustments	As Restated
Quarter Ended September 30, 2011
Contract revenue	$466,103	$(22,067)	$—	$444,036
Contract income	50,408	(2,158)	—	48,250
Loss from continuing operations before income taxes	(127,731)	(645)	(9,280)	(137,656)
Loss from continuing operations, net of provision (benefit) for income taxes	(99,410)	(413)	(21,464)	(121,287)
Income (loss) from discontinued operations net of provision (benefit) for income taxes	(11,563)	413	434	(10,716)

Net loss	(110,973)	—	(21,030)	(132,003)
Less: Income attributable to noncontrolling interest	(296)	—	—	(296)

Net loss attributable to Willbros Group, Inc.	$(111,269)	$—	$(21,030)	$(132,299)

Reconciliation of net loss attributable to Willbros Group, Inc.
Loss from continuing operations	$(99,706)	$(413)	$(21,464)	$(121,583)
Income (loss) from discontinued operations	(11,563)	413	434	(10,716)

Net loss attributable to Willbros Group, Inc.	$(111,269)	$—	$(21,030)	$(132,299)

Basic income (loss) per share attributable to Company shareholders:
Loss from continuing operations	$(2.10)	$(0.01)	$(0.45)	$(2.56)
Income (loss) from discontinued operations	(0.24)	0.01	—	(0.23)

Net loss	$(2.34)	$—	$(0.45)	$(2.79)

Diluted income (loss) per share attributable to Company shareholders:
Loss from continuing operations	$(2.10)	$(0.01)	$(0.45)	$(2.56)
Income (loss) from discontinued operations	(0.24)	0.01	—	(0.23)

Net loss	$(2.34)	$—	$(0.45)	$(2.79)

Weighted average number of common shares outstanding
Basic	47,533,967	47,533,967	47,533,967	47,533,967
Diluted	47,533,967	47,533,967	47,533,967	47,533,967

Additional Notes:

•	During the quarter ended September 30, 2011, the Company recorded a non-cash, pre-tax charge of $143,543 for impairment of goodwill as well as the remaining $4,000 in contingent earnout liability.

•

The Company recorded adjustments during the year ended December 31, 2011 to correct errors related to income taxes and revenue for years preceding 2011. The tax adjustments related to errors in the calculation of the income tax provision and the over-accrual of interest associated with uncertain tax positions for the years 2007 through 2010. Revenue was overstated as a result of the use of incorrect data for two contracts in the Company’s Oil & Gas segment in 2010. The net impact of these adjustments was an increase to the income tax benefit from continuing operations in the amount of $600 and a decrease to net loss in the amount of $600, for the quarter ended September 30, 2011. These adjustments did not have any impact on pre-tax loss or on the Company’s loss from discontinued operations for the quarter ended September 30, 2011. The Company does not believe these adjustments are material individually or in the aggregate to its unaudited condensed consolidated financial statements for the quarter ended September 30, 2011.

Statement of Operations:

	March 31, 2011 (As Restated)	June 30, 2011 (As Restated)	September 30, 2011 (As Restated)	December 31, 2011	Total 2011
Year 2011 Quarter Ended
Contract revenue	$323,789	$442,674	$444,036	$404,541	$1,615,040
Contract income	16,204	49,853	48,250	28,313	142,620
Loss from continuing operations before income taxes	(35,629)	(6,132)	(137,656)	(57,156)	(236,573)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(37,161)	7,558	(121,287)	(53,390)	(204,280)
Loss from discontinued operations net of provision for income taxes	(7,458)	(9,708)	(10,716)	(60,659)	(88,541)

Net loss	(44,619)	(2,150)	(132,003)	(114,049)	(292,821)
Less: Income attributable to noncontrolling interest	(271)	(311)	(296)	(317)	(1,195)

Net loss attributable to Willbros Group, Inc.	$(44,890)	$(2,461)	$(132,299)	$(114,366)	$(294,016)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(37,432)	$7,247	$(121,583)	$(53,707)	$(205,475)
Loss from discontinued operations	(7,458)	(9,708)	(10,716)	(60,659)	(88,541)

Net loss attributable to Willbros Group, Inc.	$(44,890)	$(2,461)	$(132,399)	$(114,366)	$(294,016)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.79)	$0.15	$(2.56)	$(1.13)	$(4.33)
Loss from discontinued operations	(0.16)	(0.20)	(0.23)	(1.27)	(1.86)

Net loss	$(0.95)	$(0.05)	$(2.79)	$(2.40)	$(6.19)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.79)	$0.15	$(2.56)	$(1.13)	$(4.33)
Loss from discontinued operations	(0.16)	(0.20)	(0.23)	(1.27)	(1.86)

Net loss	$(0.95)	$(0.05)	$(2.79)	$(2.40)	$(6.19)

Weighted average number of common shares outstanding
Basic	47,315,990	47,437,024	47,533,967	47,615,545	47,475,680
Diluted	47,315,990	47,776,439	47,533,967	47,615,545	47,475,680

Additional Notes:

•

During the quarter ended December 31, 2011, the Company completed the sale of InterCon within the Utility T&D segment. As a result, the Company recognized a loss of $2,381 (net of tax) on the sale, which is included in the loss from discontinued operations. In addition, the first three quarters in 2011 above have been reclassified to present this subsidiary’s results within discontinued operations.

•	During the quarter ended December 31, 2011, the Company recorded a non-cash, pre-tax charge of $35,032 for impairment of goodwill.

•

The Company recorded adjustments during the year ended December 31, 2011 to correct errors related to income taxes and revenue for years preceding 2011. The tax adjustments related to errors in the calculation of the income tax provision and the over-accrual of interest associated with uncertain tax positions for the years 2007 through 2010. Revenue was overstated as a result of the use of incorrect data for two contracts in the Company’s Oil & Gas segment in 2010. The net impact of these adjustments was a decrease to the income tax benefit from continuing operations in the amount of $333 and an increase to net loss in the amount of $333 for the quarter ended December 31, 2011. These adjustments did not have any impact on pre-tax loss or on the Company’s loss from discontinued operations for the quarter ended December 31, 2011. The Company does not believe these adjustments are material individually or in the aggregate to its unaudited condensed consolidated financial statements for the quarter ended December 31, 2011.

•

During the quarter ended December 31, 2011, the Company recorded $55,500 in charges related to the settlement agreement with the WAGP project litigation. Such charges are included in the line item “Loss from discontinued operations, net of provision for income taxes”.

The following tables summarize the impact of the restatement, as well as the impact of the reclassification of the Company’s Canadian cross-country pipeline construction operations and the assets and operations of InterCon as discontinued operations, on the Company’s unaudited condensed consolidated balance sheets for the quarterly periods in 2011.

	Quarter Ended March 31, 2011
	As Previously Reported	Discontinued Operations and Other	Restatement Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$79,289	$(11,025)	$—	$68,264
Accounts receivable, net	361,315	(47,815)	—	313,500
Contract cost and recognized income not yet billed	62,163	(8,139)	—	54,024
Prepaid expenses and other assets	43,144	(585)	—	42,559
Parts and supplies inventories	13,281	(37)	—	13,244
Deferred income taxes	11,004	—	—	11,004
Assets held for sale	12,522	90,044	—	102,566

Total current assets	582,718	22,443	—	605,161
Property, plant and equipment, net	216,367	(22,443)	—	193,924
Goodwill	202,665	—	(15,457)	187,208
Other intangible assets, net	191,577	—	—	191,577
Deferred income taxes	18,249	—	—	18,249
Other assets	57,467	—	—	57,467

Total assets	$1,269,043	$—	$(15,457)	$1,253,586

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$289,131	$(51,167)	$—	$237,964
Contract billings in excess of cost and recognized income	15,188	(767)	—	14,421
Short-term borrowings under revolving credit facility	59,357	(59,357)	—	—
Current portion of capital lease obligations	3,078	(2)	—	3,076
Notes payable and current portion of other long-term debt	12,009	—	—	12,009
Current portion of government obligations	6,575	—	—	6,575
Accrued income taxes	1,055	—	—	1,055
Other current liabilities	3,605	—	—	3,605
Liabilities held for sale	279	51,936	—	52,215

Total current liabilities	390,277	(59,357)	—	330,920
Long-term debt	278,528	59,357	—	337,885
Capital lease obligations	2,240	—	—	2,240
Contingent earnout	4,000	—	—	4,000
Long-term liabilities for unrecognized tax benefits	5,040	—	—	5,040
Deferred income taxes	77,307	—	(15,736)	61,571
Other long-term liabilities	31,117	—	—	31,117

Total liabilities	788,509	—	(15,736)	772,773
Total stockholders’ equity	480,534	—	279	480,813

Total liabilities and stockholders’ equity	$1,269,043	$—	$(15,457)	$1,253,586

	Quarter Ended June 30, 2011
	As Previously Reported	Discontinued Operations and Other	Restatement Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$93,638	$29	$—	$93,667
Accounts receivable, net	304,533	(11,960)	—	292,573
Contract cost and recognized income not yet billed	36,127	(749)	—	35,378
Prepaid expenses and other assets	52,470	(882)	—	51,588
Parts and supplies inventories	9,694	—	—	9,694
Deferred income taxes	16,331	—	1,151	17,482
Assets held for sale	53,618	26,204	—	79,822

Total current assets	566,411	12,642	1,151	580,204
Property, plant and equipment, net	193,882	(12,642)	—	181,240
Goodwill	202,714	—	(15,457)	187,257
Other intangible assets, net	187,720	—	—	187,720
Deferred income taxes	—	—	—	—
Other assets	44,416	—	—	44,416

Total assets	$1,195,143	$—	$(14,306)	$1,180,837

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$260,052	$(5,930)	$—	$254,122
Contract billings in excess of cost and recognized income	18,870	(186)	—	18,684
Short-term borrowings under revolving credit facility	59,357	(59,357)	—	—
Current portion of capital lease obligations	2,756	—	—	2,756
Notes payable and current portion of other long-term debt	16,461	—	—	16,461
Current portion of government obligations	—	—	—	—
Accrued income taxes	3,378	—	—	3,378
Other current liabilities	750	—	—	750
Liabilities held for sale	29,644	6,116	—	35,760

Total current liabilities	391,268	(59,357)	—	331,911
Long-term debt	236,907	59,357	—	296,264
Capital lease obligations	2,402	—	—	2,402
Contingent earnout	4,000	—	—	4,000
Long-term liabilities for unrecognized tax benefits	4,796	—	—	4,796
Deferred income taxes	45,089	—	(15,457)	29,632
Other long-term liabilities	32,557	—	—	32,557

Total liabilities	717,019	—	(15,457)	701,562
Total stockholders’ equity	478,124	—	1,151	479,275

Total liabilities and stockholders’ equity	$1,195,143	$—	$(14,306)	$1,180,837

	Quarter Ended September 30, 2011
	As Previously Reported	Discontinued Operations and Other	Restatement Adjustments	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$68,333	$267	$—	$68,600
Accounts receivable, net	345,441	(14,013)	—	331,428
Contract cost and recognized income not yet billed	36,266	(746)	—	35,520
Prepaid expenses and other assets	37,944	(679)	—	37,265
Parts and supplies inventories	9,366	—	—	9,366
Deferred income taxes	9,146	—	1,151	10,297
Assets held for sale	48,995	26,351	—	75,346

Total current assets	555,491	11,180	1,151	567,822
Property, plant and equipment, net	180,653	(11,180)	—	169,473
Goodwill	67,632	—	(24,737)	42,895
Other intangible assets, net	183,848	—	—	183,848
Deferred income taxes	3,457	13,300	(16,757)	—
Other assets	44,929	—	—	44,929

Total assets	$1,036,010	$13,300	$(40,343)	$1,008,967

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$253,884	$—	$—	$253,884
Contract billings in excess of cost and recognized income	21,147	—	—	21,147
Short-term borrowings under revolving credit facility	59,357	(59,357)	—	—
Current portion of capital lease obligations	3,033	—	—	3,033
Notes payable and current portion of other long-term debt	521	—	—	521
Current portion of government obligations	—	—	—	—
Accrued income taxes	3,498	—	—	3,498
Other current liabilities	32,526	—	—	32,526
Liabilities held for sale	1,893	—	—	1,893

Total current liabilities	375,859	(59,357)	—	316,502
Long-term debt	230,569	59,357	—	289,926
Capital lease obligations	3,617	—	—	3,617
Contingent earnout	—	—	—	—
Long-term liabilities for unrecognized tax benefits	4,645	—	—	4,645
Deferred income taxes	15,226	13,300	(20,464)	8,062
Other long-term liabilities	43,346	—	—	43,346

Total liabilities	673,262	13,300	(20,464)	666,098
Total stockholders’ equity	362,748	—	(19,879)	342,869

Total liabilities and stockholders’ equity	$1,036,010	$13,300	$(40,343)	$1,008,967

Selected unaudited quarterly financial data for the year ended December 31, 2010 is also presented below which reflects the impact of the reclassification of the Company’s Canadian cross-country pipeline construction operations and the assets and operations of InterCon as discontinued operations.

	March 31,	June 30,	September 30,	December 31,	Total
Year 2010 Quarter Ended	2010	2010	2010	2010	2010
Contract revenue	$138,025	$247,271	$387,149	$352,627	$1,125,072
Contract income	6,953	43,347	58,193	21,247	129,740
Income (loss) from continuing operations before income taxes	(18,609)	17,225	35,031	(80,516)	(46,869)
Income (loss) from continuing operations net of provision for income taxes	(10,862)	11,180	37,659	(53,798)	(15,821)
Loss from discontinued operations net of provision for income taxes	(2,186)	(2,198)	(1,958)	(13,666)	(20,008)

Net income (loss)	(13,048)	8,982	35,701	(67,464)	(35,829)
Less: Income attributable to noncontrolling interest	(256)	(353)	(293)	(305)	(1,207)

Net income (loss) attributable to Willbros Group, Inc.	$(13,304)	$8,629	$35,408	$(67,769)	$(37,036)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(11,118)	$10,827	$37,366	$(54,103)	$(17,028)
Loss from discontinued operations	(2,186)	(2,198)	(1,958)	(13,666)	(20,008)

Net income (loss) attributable to Willbros Group, Inc.	$(13,304)	$8,629	$35,408	$(67,769)	$(37,036)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.29)	$0.28	$0.80	$(1.15)	$(0.40)
Loss from discontinued operations	(0.06)	(0.06)	(0.04)	(0.29)	(0.47)

Net income (loss)	$(0.35)	$0.22	$0.76	$(1.44)	$(0.87)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.29)	$0.27	$0.74	$(1.15)	$(0.40)
Loss from discontinued operations	(0.06)	(0.05)	(0.04)	(0.29)	(0.47)

Net income (loss)	$(0.35)	$0.22	$0.70	$(1.44)	$(0.87)

Weighted average number of common shares outstanding
Basic	38,942,133	39,018,105	46,997,431	47,099,756	43,013,934
Diluted	38,942,133	44,178,072	52,154,029	47,099,756	43,013,934

Additional Notes:

•	During the quarter ended September 30, 2010, the Company recorded a $45,340 adjustment to the estimated fair value of the contingent earnout liability.

•	During the quarter ended September 30, 2010, the Company recorded a non-cash pre-tax charge of $12,000 for estimated impairment of goodwill.

•

During the quarter ended December 31, 2010, the Company classified its Libyan operations as discontinued operations. Accordingly, the Libyan results of operations have been reclassified to discontinued operations for all periods presented.

•	During the quarter ended December 31, 2010, the Company recorded a non-cash pre-tax charge of $48,000 for impairment of goodwill.